UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-2686

Name of Registrant:	RiverSource Tax-Exempt Series, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	11/30

Date of reporting period:	07/01/2010 – 06/06/2011*

* Through the Merger Date for each merged Fund as noted below.

Fund	Notes
Columbia AMT-Free Tax-Exempt Bond Fund	Prior to 09/27/2010, the Fund was known as RiverSource Tax-Exempt Bond Fund. On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.
RiverSource Intermediate Tax-Exempt Fund	On 06/06/2011 (the Merger Date), the Fund merged into Columbia Intermediate Municipal Bond Fund, a series of Columbia Funds Series Trust I.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02686

Reporting Period: 07/01/2010 - 06/06/2011

RiverSource Tax-Exempt Series, Inc.

Item 1. Proxy Voting Record

======================= COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND =======================

ILLINOIS FIN AUTH REV

Ticker:                      Security ID:  45200B7F9

Meeting Date: NOV 08, 2010   Meeting Type: Written Consent

Record Date:  SEP 28, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Plan                                None      For          Management

=================== RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND ===================

ILLINOIS FIN AUTH REV

Ticker:                      Security ID:  45200B7F9

Meeting Date: NOV 08, 2010   Meeting Type: Written Consent

Record Date:  SEP 28, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Plan                                None      For          Management

                      None      For          Management

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Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to have been voted against management’s recommendation if management’s recommendation is ‘For’ or ‘Against,’ and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item, a ballot marked ‘For’ or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, ‘NA’ is used to indicate that there is no management recommendation that a shareholder may vote ‘For’ or ‘Against.’

Any ballot marked as ‘Take No Action’ is neither a vote cast for or against management and ‘NA’ is used to represent this.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Tax-Exempt Series, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.